Distribution Date:	05/15/26	BMO 2025-C11 Mortgage Trust
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2025-C11

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-15
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 2)	16-18		Attention: Executive Vice President – Division Head	(913) 253-9000	NoticeAdmin@midlandls.com
Principal Prepayment Detail	19		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Historical Detail	20	Special Servicer	KeyBank National Association
Delinquency Loan Detail	21		Attention: Michael A. Tilden		michael_a_tilden@keybank.com
Collateral Stratification and Historical Detail	22		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Specially Serviced Loan Detail - Part 1	23	NCB Master Servicer & NCB	National Cooperative Bank, N.A.
		Special Servicer
Specially Serviced Loan Detail - Part 2	24		Kathleen Luzik		kluzikncb.coop
Modified Loan Detail	25		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Historical Liquidated Loan Detail	26	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Bond / Collateral Loss Reconciliation Detail	27
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
Interest Shortfall Detail - Collateral Level	28		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Supplemental Notes	29	Trustee	Computershare Trust Company, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
		NCB Co-Trustee	Deutsche Bank National Trust Company
			Attention: Trust Administration		cmbsadmin@list.db.com
			1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
		Controlling Class	SDOF III MB, LP
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05613XAA3	4.974300%	19,265,000.00	16,247,521.84	232,967.63	67,350.04	0.00	0.00	300,317.67	16,014,554.21	30.11%	30.00%
A-4	05613XAB1	5.405100%	131,000,000.00	131,000,000.00	0.00	590,056.75	0.00	0.00	590,056.75	131,000,000.00	30.11%	30.00%
A-5	05613XAC9	5.687400%	457,668,000.00	457,668,000.00	0.00	2,169,117.49	0.00	0.00	2,169,117.49	457,668,000.00	30.11%	30.00%
A-SB	05613XAD7	5.677200%	26,909,000.00	26,909,000.00	0.00	127,306.48	0.00	0.00	127,306.48	26,909,000.00	30.11%	30.00%
A-S	05613XAG0	5.977500%	102,029,000.00	102,029,000.00	0.00	508,231.96	0.00	0.00	508,231.96	102,029,000.00	18.82%	18.75%
B	05613XAH8	6.227400%	41,944,000.00	41,944,000.00	0.00	217,668.39	0.00	0.00	217,668.39	41,944,000.00	14.18%	14.13%
C	05613XAJ4	6.122700%	31,062,000.00	31,062,000.00	0.00	158,486.09	0.00	0.00	158,486.09	31,062,000.00	10.74%	10.70%
D	05613XAM7	4.500000%	9,070,000.00	9,070,000.00	0.00	34,012.50	0.00	0.00	34,012.50	9,070,000.00	9.73%	9.70%
E-RR	05613XAP0	6.709483%	19,952,000.00	19,952,000.00	0.00	111,556.34	0.00	0.00	111,556.34	19,952,000.00	7.53%	7.50%
F-RR	05613XAR6	6.709483%	17,005,000.00	17,005,000.00	0.00	95,078.97	0.00	0.00	95,078.97	17,005,000.00	5.65%	5.63%
G-RR	05613XAT2	6.709483%	11,336,000.00	11,336,000.00	0.00	63,382.25	0.00	0.00	63,382.25	11,336,000.00	4.39%	4.38%
J-RR*	05613XAV7	6.709483%	39,678,175.00	39,678,175.00	0.00	214,498.89	0.00	0.00	214,498.89	39,678,175.00	0.00%	0.00%
R	05613XAX3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			906,918,175.00	903,900,696.84	232,967.63	4,356,746.15	0.00	0.00	4,589,713.78	903,667,729.21

X-A	05613XAE5	1.099386%	634,842,000.00	631,824,521.84	0.00	578,849.35	0.00	0.00	578,849.35	631,591,554.21
X-B	05613XAF2	0.646332%	175,035,000.00	175,035,000.00	0.00	94,275.59	0.00	0.00	94,275.59	175,035,000.00
X-D	05613XAK1	2.209483%	9,070,000.00	9,070,000.00	0.00	16,700.01	0.00	0.00	16,700.01	9,070,000.00
Notional SubTotal			818,947,000.00	815,929,521.84	0.00	689,824.95	0.00	0.00	689,824.95	815,696,554.21

Deal Distribution Total					232,967.63	5,046,571.10	0.00	0.00	5,279,538.73

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05613XAA3	843.36993719	12.09279159	3.49597924	0.00000000	0.00000000	0.00000000	0.00000000	15.58877083	831.27714560
A-4	05613XAB1	1,000.00000000	0.00000000	4.50425000	0.00000000	0.00000000	0.00000000	0.00000000	4.50425000	1,000.00000000
A-5	05613XAC9	1,000.00000000	0.00000000	4.73950001	0.00000000	0.00000000	0.00000000	0.00000000	4.73950001	1,000.00000000
A-SB	05613XAD7	1,000.00000000	0.00000000	4.73100004	0.00000000	0.00000000	0.00000000	0.00000000	4.73100004	1,000.00000000
A-S	05613XAG0	1,000.00000000	0.00000000	4.98125004	0.00000000	0.00000000	0.00000000	0.00000000	4.98125004	1,000.00000000
B	05613XAH8	1,000.00000000	0.00000000	5.18950005	0.00000000	0.00000000	0.00000000	0.00000000	5.18950005	1,000.00000000
C	05613XAJ4	1,000.00000000	0.00000000	5.10225002	0.00000000	0.00000000	0.00000000	0.00000000	5.10225002	1,000.00000000
D	05613XAM7	1,000.00000000	0.00000000	3.75000000	0.00000000	0.00000000	0.00000000	0.00000000	3.75000000	1,000.00000000
E-RR	05613XAP0	1,000.00000000	0.00000000	5.59123597	0.00000000	0.00000000	0.00000000	0.00000000	5.59123597	1,000.00000000
F-RR	05613XAR6	1,000.00000000	0.00000000	5.59123611	0.00000000	0.00000000	0.00000000	0.00000000	5.59123611	1,000.00000000
G-RR	05613XAT2	1,000.00000000	0.00000000	5.59123589	0.00000000	0.00000000	0.00000000	0.00000000	5.59123589	1,000.00000000
J-RR	05613XAV7	1,000.00000000	0.00000000	5.40596663	0.18526961	0.34863171	0.00000000	0.00000000	5.40596663	1,000.00000000
R	05613XAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05613XAE5	995.24688322	0.00000000	0.91180065	0.00000000	0.00000000	0.00000000	0.00000000	0.91180065	994.87991376
X-B	05613XAF2	1,000.00000000	0.00000000	0.53860994	0.00000000	0.00000000	0.00000000	0.00000000	0.53860994	1,000.00000000
X-D	05613XAK1	1,000.00000000	0.00000000	1.84123594	0.00000000	0.00000000	0.00000000	0.00000000	1.84123594	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/26 - 04/30/26	30	0.00	67,350.04	0.00	67,350.04	0.00	0.00	0.00	67,350.04	0.00
A-4	04/01/26 - 04/30/26	30	0.00	590,056.75	0.00	590,056.75	0.00	0.00	0.00	590,056.75	0.00
A-5	04/01/26 - 04/30/26	30	0.00	2,169,117.49	0.00	2,169,117.49	0.00	0.00	0.00	2,169,117.49	0.00
A-SB	04/01/26 - 04/30/26	30	0.00	127,306.48	0.00	127,306.48	0.00	0.00	0.00	127,306.48	0.00
X-A	04/01/26 - 04/30/26	30	0.00	578,849.35	0.00	578,849.35	0.00	0.00	0.00	578,849.35	0.00
X-B	04/01/26 - 04/30/26	30	0.00	94,275.59	0.00	94,275.59	0.00	0.00	0.00	94,275.59	0.00
X-D	04/01/26 - 04/30/26	30	0.00	16,700.01	0.00	16,700.01	0.00	0.00	0.00	16,700.01	0.00
A-S	04/01/26 - 04/30/26	30	0.00	508,231.96	0.00	508,231.96	0.00	0.00	0.00	508,231.96	0.00
B	04/01/26 - 04/30/26	30	0.00	217,668.39	0.00	217,668.39	0.00	0.00	0.00	217,668.39	0.00
C	04/01/26 - 04/30/26	30	0.00	158,486.09	0.00	158,486.09	0.00	0.00	0.00	158,486.09	0.00
D	04/01/26 - 04/30/26	30	0.00	34,012.50	0.00	34,012.50	0.00	0.00	0.00	34,012.50	0.00
E-RR	04/01/26 - 04/30/26	30	0.00	111,556.34	0.00	111,556.34	0.00	0.00	0.00	111,556.34	0.00
F-RR	04/01/26 - 04/30/26	30	0.00	95,078.97	0.00	95,078.97	0.00	0.00	0.00	95,078.97	0.00
G-RR	04/01/26 - 04/30/26	30	0.00	63,382.25	0.00	63,382.25	0.00	0.00	0.00	63,382.25	0.00
J-RR	04/01/26 - 04/30/26	30	6,445.87	221,850.05	0.00	221,850.05	7,351.16	0.00	0.00	214,498.89	13,833.07
Totals			6,445.87	5,053,922.26	0.00	5,053,922.26	7,351.16	0.00	0.00	5,046,571.10	13,833.07

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	5,279,538.73
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,070,165.05	Master Servicing Fee	6,827.15
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator & Trustee Fee	6,976.27
Interest Adjustments	0.00	NCB Co-Trustee Fee	850.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	376.63
ARD Interest	0.00	Operating Advisor Fee	1,001.82
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	210.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,070,165.05	Total Fees	16,242.78

Principal		Expenses/Reimbursements
Scheduled Principal	232,967.63	Reimbursement for Interest on Advances	1.16
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,350.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	232,967.63	Total Expenses/Reimbursements	7,351.16

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,046,571.10
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	232,967.63
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,279,538.73
Total Funds Collected	5,303,132.68	Total Funds Distributed	5,303,132.67

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	903,900,697.71	903,900,697.71	Beginning Certificate Balance	903,900,696.84
(-) Scheduled Principal Collections	232,967.63	232,967.63	(-) Principal Distributions	232,967.63
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	903,667,730.08	903,667,730.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	903,900,697.71	903,900,697.71	Ending Certificate Balance	903,667,729.21
Ending Actual Collateral Balance	903,667,730.08	903,667,730.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.87)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.87)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	26	70,794,515.65	7.83%	104	6.6531	1.494095	1.49 or lower	45	438,324,737.74	48.51%	105	6.8058	1.190436
5,000,000 to 9,999,999	12	82,854,643.86	9.17%	105	6.9101	1.238776	1.50 to 1.99	18	354,359,526.26	39.21%	104	6.6386	1.684016
10,000,000 to 19,999,999	16	214,993,570.57	23.79%	104	6.8159	1.606255	2.00 to 2.99	8	108,283,466.08	11.98%	104	6.7298	2.264212
20,000,000 to 29,999,999	11	274,700,000.00	30.40%	105	6.7522	1.661236	3.00 to 9.99	0	0.00	0.00%	0	0.0000	0.000000
30,000,000 to 39,999,999	5	173,750,000.00	19.23%	105	6.5055	1.423669	10.00 or greater	1	2,700,000.00	0.30%	104	6.7700	13.310000
40,000,000 or higher	2	86,575,000.00	9.58%	105	6.7979	1.642593	Totals	72	903,667,730.08	100.00%	104	6.7310	1.548864
Totals	72	903,667,730.08	100.00%	104	6.7310	1.548864
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alaska	1	3,750,000.00	0.41%	105	7.3200	1.260000
							Industrial	10	77,625,000.00	8.59%	105	6.9146	1.407758
California	3	102,875,000.00	11.38%	104	6.7796	1.610617
							Lodging	2	39,566,828.90	4.38%	104	6.6330	1.532140
Florida	2	11,300,000.00	1.25%	105	6.9870	1.660000
							Mixed Use	3	73,182,304.66	8.10%	105	6.6366	1.377428
Georgia	2	14,946,751.00	1.65%	105	6.6432	1.731581
							Mobile Home Park	2	11,300,000.00	1.25%	105	6.9870	1.660000
Hawaii	1	46,575,000.00	5.15%	105	7.0220	2.100000
							Multi-Family	42	258,829,623.51	28.64%	104	6.8192	1.313363
Idaho	1	10,660,000.00	1.18%	104	6.9250	1.780000
							Office	4	151,575,000.00	16.77%	105	6.7214	1.861042
Indiana	1	9,400,000.00	1.04%	105	7.2670	1.120000
							Other	1	40,000,000.00	4.43%	105	6.5370	1.110000
Kentucky	1	19,703,973.00	2.18%	102	6.8380	1.560000
							Retail	6	146,488,973.00	16.21%	104	6.7905	1.654068
Massachusetts	1	7,821,532.00	0.87%	105	7.0100	1.230000
							Self Storage	3	105,100,000.00	11.63%	105	6.4583	1.916936
Minnesota	1	13,250,000.00	1.47%	102	6.6960	2.030000
							Totals	73	903,667,730.08	100.00%	104	6.7310	1.548864
New Jersey	1	59,000,000.00	6.53%	105	6.9410	1.800000

New York	37	407,258,886.18	45.07%	105	6.5033	1.502772

Ohio	1	4,818,623.00	0.53%	105	7.0100	1.230000

Oklahoma	1	4,200,000.00	0.46%	105	7.2000	0.910000

Pennsylvania	1	13,513,094.00	1.50%	105	7.0100	1.230000

Puerto Rico	1	14,566,828.90	1.61%	105	6.9900	1.450000

Texas	12	81,294,999.99	9.00%	105	7.1722	1.432256

Washington	1	25,000,000.00	2.77%	103	6.4250	1.580000

Wisconsin	4	53,733,042.00	5.95%	104	6.8804	1.272782

Totals	73	903,667,730.08	100.00%	104	6.7310	1.548864

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	4	45,649,394.87	5.05%	104	5.9417	1.680220	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000% to 6.49999%	18	225,817,694.59	24.99%	105	6.4355	1.503952	13 months to 24 months	72	903,667,730.08	100.00%	104	6.7310	1.548864
	6.50000% to 6.99999%	37	445,556,094.22	49.31%	104	6.7732	1.589353	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	11	153,744,546.40	17.01%	105	7.0856	1.523263	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000% or greater	2	32,900,000.00	3.64%	104	7.6269	1.246170	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	903,667,730.08	100.00%	104	6.7310	1.548864	Totals	72	903,667,730.08	100.00%	104	6.7310	1.548864
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	115 months or less	71	889,100,901.18	98.39%	104	6.7268	1.550483	Interest Only	36	590,245,000.00	65.32%	105	6.7082	1.596708
	116 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 months or less	2	7,866,937.32	0.87%	103	6.3504	1.464786
	Totals	71	889,100,901.18	98.39%	104	6.7268	1.550483	241 months to 359 months	25	264,082,284.30	29.22%	104	6.8008	1.527180
								360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	8	26,906,679.56	2.98%	104	6.5186	0.790225
								Totals	71	889,100,901.18	98.39%	104	6.7268	1.550483
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		12	162,562,304.66	17.99%	105	6.6784	1.514042	119 months or less	1	14,566,828.90	1.61%	105	6.9900	1.450000
	12 months or less	37	675,620,963.65	74.76%	104	6.7689	1.625670	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	23	65,484,461.77	7.25%	104	6.4707	0.842876	Totals	1	14,566,828.90	1.61%	105	6.9900	1.450000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	72	903,667,730.08	100.00%	104	6.7310	1.548864
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A-1-2	30511558	RT	Mission Viejo	CA	Actual/360	6.725%	140,104.17	0.00	0.00	N/A	01/01/35	--	25,000,000.00	25,000,000.00	05/01/26
1A-1-3	30511560				Actual/360	6.725%	84,062.50	0.00	0.00	N/A	01/01/35	--	15,000,000.00	15,000,000.00	05/01/26
1A-3-2	30511566				Actual/360	6.725%	84,062.50	0.00	0.00	N/A	01/01/35	--	15,000,000.00	15,000,000.00	05/01/26
1A-3-3	30511567				Actual/360	6.725%	56,041.67	0.00	0.00	N/A	01/01/35	--	10,000,000.00	10,000,000.00	05/01/26
2A-2	30511738	SS	Long Island City	NY	Actual/360	6.485%	143,210.42	0.00	0.00	N/A	02/06/35	--	26,500,000.00	26,500,000.00	05/06/26
2A-4	30511740				Actual/360	6.485%	208,060.42	0.00	0.00	N/A	02/06/35	--	38,500,000.00	38,500,000.00	05/06/26
3A-1	30511719	OF	Morris Township	NJ	Actual/360	6.941%	167,740.83	0.00	0.00	N/A	02/01/35	--	29,000,000.00	29,000,000.00	05/01/26
3A-2	30511720				Actual/360	6.941%	121,467.50	0.00	0.00	N/A	02/01/35	--	21,000,000.00	21,000,000.00	05/01/26
3A-4	30511722				Actual/360	6.941%	52,057.50	0.00	0.00	N/A	02/01/35	--	9,000,000.00	9,000,000.00	05/01/26
4	30511743	OF	Honolulu	HI	Actual/360	7.022%	272,541.38	0.00	0.00	N/A	02/06/35	--	46,575,000.00	46,575,000.00	05/06/26
5A-2	30511807	MU	New York	NY	Actual/360	6.440%	161,000.00	0.00	0.00	N/A	02/06/35	--	30,000,000.00	30,000,000.00	05/06/26
5A-4	30511809				Actual/360	6.440%	53,666.67	0.00	0.00	N/A	02/06/35	--	10,000,000.00	10,000,000.00	05/06/26
5A-7	30511812				Actual/360	6.440%	26,833.33	0.00	0.00	N/A	02/06/35	--	5,000,000.00	5,000,000.00	05/06/26
6	30511787	98	New York	NY	Actual/360	6.537%	217,900.00	0.00	0.00	N/A	02/06/35	--	40,000,000.00	40,000,000.00	05/06/26
7A-2	30322973	OF	New York	NY	Actual/360	5.953%	178,602.27	0.00	0.00	N/A	02/06/35	--	36,000,000.00	36,000,000.00	05/06/26
8	30511805	IN	Various	Various	Actual/360	7.010%	210,300.00	0.00	0.00	N/A	02/06/35	--	36,000,000.00	36,000,000.00	05/06/26
9A-1	30511735	SS	Orangetown	NY	Actual/360	6.485%	122,944.79	0.00	0.00	N/A	02/06/35	--	22,750,000.00	22,750,000.00	05/06/26
9A-2	30511736				Actual/360	6.485%	66,201.04	0.00	0.00	N/A	02/06/35	--	12,250,000.00	12,250,000.00	05/06/26
10	30322974	MF	Bronx	NY	Actual/360	6.640%	183,983.33	0.00	0.00	N/A	02/06/35	--	33,250,000.00	33,250,000.00	05/06/26
11	30511804	IN	Various	TX	Actual/360	6.650%	160,292.71	0.00	0.00	N/A	02/06/35	--	28,925,000.00	28,925,000.00	05/06/26
12	30322975	MF	Various	TX	Actual/360	7.605%	160,338.75	0.00	0.00	N/A	01/06/35	--	25,300,000.00	25,300,000.00	05/06/26
13	30511620	LO	Seattle	WA	Actual/360	6.425%	133,854.17	0.00	0.00	N/A	12/06/34	--	25,000,000.00	25,000,000.00	05/06/26
14	30511786	MF	New York	NY	Actual/360	6.350%	132,291.67	0.00	0.00	N/A	02/06/35	--	25,000,000.00	25,000,000.00	05/06/26
15	30322976	RT	Moorpark	CA	Actual/360	6.820%	136,257.92	0.00	0.00	N/A	02/06/35	--	23,975,000.00	23,975,000.00	05/06/26
16	30322977	MU	Brooklyn	NY	Actual/360	6.860%	127,195.83	0.00	0.00	N/A	02/06/35	--	22,250,000.00	22,250,000.00	05/06/26
17A-2	30511860	RT	Simpsonville	KY	Actual/360	6.838%	112,385.26	18,506.42	0.00	N/A	11/06/34	--	19,722,479.42	19,703,973.00	05/06/26
18	30511381	MF	Milwaukee	WI	Actual/360	6.789%	103,418.92	17,312.19	0.00	N/A	11/01/34	--	18,279,967.85	18,262,655.66	05/01/26
19	30511795	LO	Ponce	PR	Actual/360	6.990%	85,435.77	100,255.35	0.00	N/A	02/06/35	--	14,667,084.25	14,566,828.90	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	30511570	MF	Milwaukee	WI	Actual/360	6.787%	86,916.21	14,388.64	0.00	N/A	01/01/35	--	15,367,533.24	15,353,144.60	05/01/26
21	30511731	MF	Bronx	NY	Actual/360	7.059%	86,472.75	0.00	0.00	N/A	02/01/35	--	14,700,000.00	14,700,000.00	05/01/26
22	30511586	RT	Santa Clarita	CA	Actual/360	6.965%	80,677.92	0.00	0.00	N/A	12/06/34	--	13,900,000.00	13,900,000.00	05/06/26
23A-4	30511446	RT	Eagan	MN	Actual/360	6.696%	73,935.00	0.00	0.00	N/A	11/01/34	--	13,250,000.00	13,250,000.00	05/01/26
24	30511759	MH	Various	FL	Actual/360	6.987%	65,794.25	0.00	0.00	N/A	02/01/35	--	11,300,000.00	11,300,000.00	05/01/26
25	30511734	MF	Milwaukee	WI	Actual/360	7.044%	64,903.28	9,808.20	0.00	N/A	02/01/35	--	11,056,776.61	11,046,968.41	05/01/26
26	30511678	RT	Coeur DAlene	ID	Actual/360	6.925%	61,517.08	0.00	0.00	N/A	01/06/35	--	10,660,000.00	10,660,000.00	05/06/26
27	30322978	OF	Brooklyn	NY	Actual/360	6.790%	56,583.33	0.00	0.00	N/A	02/06/35	--	10,000,000.00	10,000,000.00	05/06/26
28	30511716	MF	Bloomington	IN	Actual/360	7.267%	56,924.83	0.00	0.00	N/A	02/06/35	--	9,400,000.00	9,400,000.00	05/06/26
29	30511765	MF	Milwaukee	WI	Actual/360	7.023%	53,131.10	8,085.54	0.00	N/A	02/01/35	--	9,078,358.87	9,070,273.33	05/01/26
30	30322979	IN	Stafford	TX	Actual/360	7.270%	51,495.83	0.00	0.00	N/A	02/06/35	--	8,500,000.00	8,500,000.00	05/06/26
31	30322980	MF	San Antonio	TX	Actual/360	7.700%	48,766.67	0.00	0.00	N/A	02/06/35	--	7,600,000.00	7,600,000.00	01/06/26
32	470142590	MF	Brooklyn	NY	Actual/360	6.190%	32,994.66	6,773.65	0.00	N/A	11/01/34	--	6,396,379.12	6,389,605.47	05/01/26
33	30322981	MF	San Antonio	TX	Actual/360	6.930%	36,960.00	0.00	0.00	N/A	02/06/35	--	6,400,000.00	6,400,000.00	01/06/26
34	30322982	MU	Bronx	NY	Actual/360	7.290%	36,069.27	5,024.22	0.00	N/A	02/06/35	--	5,937,328.88	5,932,304.66	05/06/26
35	470142640	MF	Jackson Heights	NY	Actual/360	6.420%	29,238.33	2,648.86	0.00	N/A	12/01/34	--	5,465,109.26	5,462,460.40	05/01/26
36	30322983	SS	McDonough	GA	Actual/360	5.935%	25,223.75	0.00	0.00	N/A	01/06/35	--	5,100,000.00	5,100,000.00	05/06/26
37	470143640	MF	New York	NY	Actual/360	6.610%	27,541.67	0.00	0.00	N/A	02/01/35	--	5,000,000.00	5,000,000.00	05/01/26
38	470142870	MF	Bronx	NY	Actual/360	6.670%	26,951.94	10,828.82	0.00	N/A	01/01/35	--	4,848,924.53	4,838,095.71	05/01/26
39	470143520	MF	Smithtown	NY	Actual/360	6.750%	26,860.51	2,100.62	0.00	N/A	02/01/35	--	4,775,201.30	4,773,100.68	05/01/26
40	470142920	MF	Jackson Heights	NY	Actual/360	6.620%	25,051.24	4,387.86	0.00	N/A	01/01/35	--	4,541,010.97	4,536,623.11	05/01/26
41	30322984	MF	San Antonio	TX	Actual/360	7.360%	28,029.33	0.00	0.00	N/A	02/06/35	--	4,570,000.00	4,570,000.00	01/06/26
42	470142400	MF	Far Rockaway	NY	Actual/360	6.420%	23,417.25	2,121.49	0.00	N/A	12/01/34	--	4,377,055.73	4,374,934.24	05/01/26
43	470143080	MF	Rockville Centre	NY	Actual/360	6.300%	22,312.50	0.00	0.00	N/A	01/01/35	--	4,250,000.00	4,250,000.00	05/01/26
44	30511828	IN	Enid	OK	Actual/360	7.200%	25,200.00	0.00	0.00	N/A	02/06/35	--	4,200,000.00	4,200,000.00	05/06/26
45	30322985	MF	Anchorage	AK	Actual/360	7.320%	22,875.00	0.00	0.00	N/A	02/06/35	--	3,750,000.00	3,750,000.00	05/06/26
46	470142780	MF	Freeport	NY	Actual/360	6.400%	17,095.21	1,556.50	0.00	N/A	01/01/35	--	3,205,352.04	3,203,795.54	05/01/26
47	470141870	MF	Bronx	NY	Actual/360	5.840%	14,800.44	12,344.77	0.00	N/A	10/01/34	--	3,041,186.38	3,028,841.61	05/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
48	470142710	MF	White Plains	NY	Actual/360	6.620%	15,903.70	1,323.07	0.00	N/A	12/01/34	--	2,882,845.80	2,881,522.73	05/01/26
49	470142880	MF	New York	NY	Actual/360	6.770%	15,232.50	0.00	0.00	N/A	01/01/35	--	2,700,000.00	2,700,000.00	05/01/26
50	470143560	MF	Bronx	NY	Actual/360	6.600%	13,583.36	2,383.11	0.00	N/A	02/01/35	--	2,469,702.67	2,467,319.56	05/01/26
51	470143170	MF	White Plains	NY	Actual/360	6.280%	13,000.38	1,246.01	0.00	N/A	01/01/35	--	2,484,149.97	2,482,903.96	05/01/26
52	470142800	MF	New York	NY	Actual/360	6.430%	10,829.10	2,034.07	0.00	N/A	12/01/34	--	2,020,983.09	2,018,949.02	05/01/26
53	470142910	MF	Great Neck	NY	Actual/360	6.510%	11,067.00	0.00	0.00	N/A	12/01/34	--	2,040,000.00	2,040,000.00	05/01/26
54	470143460	MF	New York	NY	Actual/360	6.600%	10,940.25	911.66	0.00	N/A	02/01/35	--	1,989,137.10	1,988,225.44	05/01/26
55	470142850	MF	New York	NY	Actual/360	6.530%	9,659.32	1,753.44	0.00	N/A	12/01/34	--	1,775,066.09	1,773,312.65	05/01/26
56	470143020	MF	Sunnyside	NY	Actual/360	6.740%	9,775.85	770.31	0.00	N/A	01/01/35	--	1,740,506.88	1,739,736.57	05/01/26
57	470142950	MF	New York	NY	Actual/360	6.440%	8,855.00	0.00	0.00	N/A	12/01/34	--	1,650,000.00	1,650,000.00	05/01/26
58	470142280	MF	New York	NY	Actual/360	5.890%	7,471.78	1,711.92	0.00	N/A	10/01/34	--	1,522,265.18	1,520,553.26	05/01/26
59	470142660	MF	New York	NY	Actual/360	6.860%	8,470.61	1,368.29	0.00	N/A	01/01/35	--	1,481,738.66	1,480,370.37	05/01/26
60	470141980	MF	New York	NY	Actual/360	6.940%	8,565.19	1,353.98	0.00	N/A	12/01/34	--	1,481,013.33	1,479,659.35	05/01/26
61	470143590	MF	Freeport	NY	Actual/360	6.800%	6,020.91	987.29	0.00	N/A	02/01/35	--	1,062,513.18	1,061,525.89	05/01/26
62	470143480	MF	Great Neck	NY	Actual/360	6.560%	5,466.67	0.00	0.00	N/A	02/01/35	--	1,000,000.00	1,000,000.00	05/01/26
63	470142470	MF	New York	NY	Actual/360	6.490%	5,332.76	981.35	0.00	N/A	12/01/34	--	986,027.31	985,045.96	05/01/26
Totals							5,070,165.05	232,967.63	0.00				903,900,697.71	903,667,730.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-1-2	22,902,294.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-1-3	22,902,294.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-2	22,902,294.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A-3-3	22,902,294.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-2	14,322,604.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A-4	14,322,604.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	9,362,708.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	9,362,708.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-4	9,362,708.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,720,460.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A-7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A-2	50,192,437.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,617,000.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-1	3,813,781.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A-2	3,813,781.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,194,816.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,378,633.49	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,494,924.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,950,029.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,308,386.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,482,017.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A-2	8,520,856.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,847,016.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,632,466.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	1,470,563.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,217,259.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23A-4	13,754,962.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,354,347.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,280,785.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,373,007.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	807,694.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,031,282.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	876,813.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	48,671.67	195,003.34	0.00	0.00
32	29,346.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	36,880.00	147,786.67	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	334,100.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	836,832.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	78,489.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	929,496.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	263,577.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	290,735.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	27,972.21	112,079.23	0.00	0.00
42	301,746.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	118,117.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	288,422.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	357,317.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	170,806.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	174,245.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
48	119,366.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	92,112.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	91,989.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	157,318.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	293,890.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
54	4,027.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	155,031.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	129,147.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	75,805.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	192,922.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	196,576.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	135,802.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	89,656.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	(19,612.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	(4,412.00)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	277,358,687.24	0.00				0.00	0.00	113,523.88	454,869.24	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	3	18,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731028%	6.709468%	104
04/17/26	0	0.00	3	18,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731047%	6.709483%	105
03/17/26	3	18,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731065%	6.709498%	106
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731085%	6.709514%	107
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731102%	6.709529%	108
12/17/25	0	0.00	3	18,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731120%	6.709543%	109
11/18/25	3	18,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731138%	6.709558%	110
10/20/25	3	18,570,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731155%	6.709573%	111
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731173%	6.709587%	112
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731190%	6.709601%	113
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731206%	6.709615%	114
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.731224%	6.709630%	115
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
31	30322980	01/06/26	3	3	48,671.67	195,003.34	0.00	7,600,000.00	04/09/26	98
33	30322981	01/06/26	3	3	36,880.00	147,786.67	0.00	6,400,000.00	04/09/26	98
41	30322984	01/06/26	3	3	27,972.21	112,079.23	0.00	4,570,000.00	04/09/26	98
Totals					113,523.88	454,869.24	0.00	18,570,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		903,667,730	885,097,730	18,570,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	903,667,730	885,097,730	0	0	18,570,000	0
Apr-26	903,900,698	885,330,698	0	18,570,000	0	0
Mar-26	904,103,866	885,533,866	18,570,000	0	0	0
Feb-26	904,391,453	904,391,453	0	0	0	0
Jan-26	904,591,764	904,591,764	0	0	0	0
Dec-25	904,790,908	886,220,908	0	18,570,000	0	0
Nov-25	905,017,542	886,447,542	18,570,000	0	0	0
Oct-25	905,214,205	886,644,205	18,570,000	0	0	0
Sep-25	905,438,452	905,438,452	0	0	0	0
Aug-25	905,632,662	905,632,662	0	0	0	0
Jul-25	905,825,740	905,825,740	0	0	0	0
Jun-25	906,046,538	906,046,538	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	30322980	7,600,000.00	7,600,000.00	11,650,000.00	11/21/24	796,450.10	1.30000	--	02/06/35	I/O
33	30322981	6,400,000.00	6,400,000.00	9,400,000.00	11/07/24	607,115.71	1.30000	--	02/06/35	I/O
41	30322984	4,570,000.00	4,570,000.00	6,550,000.00	11/25/24	455,580.76	1.30000	--	02/06/35	I/O
Totals		18,570,000.00	18,570,000.00	27,600,000.00		1,859,146.57

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	30322980	MF	TX	04/09/26	98
5/11/2026 - Loan transferred to Special Servicing effective 12/08/2025 due to payment default.

33	30322981	MF	TX	04/09/26	98
5/11/2026 - Loan transferred to Special Servicing effective 12/08/2025 due to payment default.

41	30322984	MF	TX	04/09/26	98
5/11/2026 - Loan transferred to Special Servicing effective 12/08/2025 due to payment default.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.16	0.00	0.00	0.00
31	0.00	0.00	2,450.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	2,450.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	2,450.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,350.00	0.00	0.00	0.00	0.00	0.00	1.16	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,351.16

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29